Ordinary Shares - Additional Information (Detail) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common Class A [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares outstanding	70,054,088	63,789,170	67,101,314	44,639,737
Stock issued during period shares stock options exercised with restricted stock award forfeited	2,952,774	749,433
Common Class B [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares outstanding	152,357,321	154,357,321	152,357,321	159,157,321
Number of shares Conversion of During Period		4,800,000